SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5 years
Buildings	20 years

Disaggregation of Revenue

	Year Ended December 31,
	2016		2017		2018
	RMB	%	RMB	%	RMB	US$	%
	(in thousands)
Express delivery services	9,369,693	95.7	12,173,690	93.2	15,400,080	2,239,850	87.5
Freight forwarding services	—	—	269,557	2.1	1,278,741	185,985	7.3
Sale of accessories	419,075	4.3	591,716	4.5	812,866	118,226	4.6
Others	—	—	25,110	0.2	112,764	16,400	0.6
Total revenues	9,788,768	100.0	13,060,073	100.0	17,604,451	2,560,461	100.0

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2017	2018
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	930,829	575,605
Restricted cash	192,559	400
Accounts receivable, net	286,286	519,389
Inventories	32,571	40,480
Advances to suppliers	60,369	118,216
Prepayments and other current assets	581,825	984,004
Amounts due from related parties	9,900	6,600
Total current assets	2,094,339	2,244,694
Investments in equity investees	272,195	124,590
Property and equipment, net	3,545,635	4,541,751
Land use rights, net	1,077,385	1,085,729
Goodwill	4,157,111	4,157,111
Deferred tax assets	91,586	213,745
Other non-current assets	70,609	118,858
TOTAL ASSETS	11,308,860	12,486,478
Liabilities
Current liabilities:
Short-term bank borrowing	250,000	—
Accounts payable	774,182	1,093,822
Advances from customers	256,893	435,784
Income tax payable	110,116	16,692
Amounts due to related parties	857,665	622,298
Other current liabilities	1,625,089	2,119,810
Total current liabilities	3,873,945	4,288,406
Deferred tax liabilities	96,582	94,364
TOTAL LIABILITIES	3,970,527	4,382,770

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total revenue	9,788,768	12,866,016	17,127,930
Net income	472,753	726,915	720,323
Net cash generated from operating activities	1,451,316	1,256,049	436,074
Net cash used in investing activities	(1,680,896)	(703,679)	(777,197)
Net cash provided by (used in) financing activities	151,056	(203,900)	(206,260)
Net increase (decrease) in cash and cash equivalents	(78,524)	348,470	(547,383)
Cash and cash equivalents and restricted cash at beginning of year	853,442	774,918	1,123,388
Cash and cash equivalents and restricted cash at end of year	774,918	1,123,388	576,005